Pursuant to Rule 497(e)
                                                        Registration No. 2-94935
================================================================================
   CORTLAND TRUST, INC.

   Cortland Shares of
   Cortland General Money Market Fund
   U.S. Government Fund
   Municipal Money Market Fund
                                                 600 Fifth Avenue
                                                 New York, NY 10020
                                                (212) 830-5345
                                                (800) 433-1918 (Toll Free)
================================================================================

                          SUPPLEMENT DATED MAY 28, 2004
                      TO THE PROSPECTUS DATED JULY 29, 2003


Effective July 30, 2004, the time at which the Cortland Funds calculate their net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Funds' prospectus will become effective on such date:

     On pages 20, 21, and 22 under the headings "General Information on Purchases," "Initial Purchase of Shares
     - Bank Wire" and "How to Redeem of Shares" the references to "12 noon" are replaced with "4:00 p.m."










================================================================================
CORT 05/04 SUP

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-94935
================================================================================
Advantage Primary Liquidity Fund
Advantage Government Liquidity Fund
Advantage Municipal Liquidity Fund

Shares of Cortland Trust, Inc. -

Cortland General Money Market Fund, U.S. Government Fund, and Municipal Money Market Fund (each, a "Fund", collectively, the "Funds")

================================================================================

                          SUPPLEMENT DATED MAY 28, 2004
                      TO THE PROSPECTUS DATED JULY 29, 2003


Effective July 30, 2004, the time at which the Cortland Funds calculate their net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Funds' prospectus will become effective on such date:


     On page 24 under the headings "General Information on Purchases" and "General Information on Redemptions" the references to "12 noon" are replaced with "4:00 p.m."



                                       [logo]
                                       Oppenheimer & Co. Inc.
                                             Offered Exclusively To
                                             Customers of Oppenheimer & Co. Inc.
125 Broad Street
New York, NY 10004
(800) 433-1918 (Toll Free)


================================================================================
OP CORT 05/04 SUP

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-94935
================================================================================
SHORT TERM FUND
General Shares of
Cortland Trust, Inc. - Cortland General Money Market Fund

                                                 600 Fifth Avenue
                                                 New York, NY 10020
                                                (212) 830-5345
                                                (800) 433-1918 (Toll Free)
================================================================================
                         SUPPLEMENT DATED MAY 28, 2004
                      TO THE PROSPECTUS DATED JULY 29, 2003


Effective July 30, 2004, the time at which the Cortland General Money Market Fund calculates its net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Fund's prospectus will become effective on such date:

     On page 14 under the headings "General Information on Purchases" and "How to Redeem of Shares" the references to "12 noon" are replaced with "4:00 p.m."




================================================================================
SHORT TERM CORT 05/04 SUP

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-94935

================================================================================
   CORTLAND TRUST, INC.
   Cortland Shares of
   Cortland General Money Market Fund
   U.S. Government Fund
   Municipal Money Market Fund
                                                 600 Fifth Avenue
                                                 New York, NY 10020
                                                (212) 830-5345
                                                (800) 433-1918 (Toll Free)
================================================================================

                          SUPPLEMENT DATED MAY 28, 2004
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 29, 2003

Effective July 30, 2004, the time at which the Cortland Funds calculate their net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Funds' prospectus will become effective on such date:

     On  page  16,   under  the  heading  "Net  Asset  Value
     Determination," the reference to "12 noon" is replaced with "4:00 p.m."



================================================================================
CORT 05/04 SAI SUP

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-94935

================================================================================
Advantage Primary Liquidity Fund
Advantage Government Liquidity Fund
Advantage Municipal Liquidity Fund


Shares of Cortland Trust, Inc. -

Cortland General Money Market Fund, U.S. Government Fund, and Municipal Money Market Fund (each, a "Fund", collectively, the "Funds")

================================================================================

                          SUPPLEMENT DATED MAY 28, 2004
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
               DATED JULY 29, 2003, AS SUPPLEMENTED APRIL 29, 2004


Effective July 30, 2004, the time at which the Cortland Funds calculate their net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Funds' prospectus will become effective on such date:


     On  page  15,   under  the  heading  "Net  Asset  Value
     Determination," the reference to "12 noon" is replaced with "4:00 p.m."





Oppenheimer & Co. Inc.
125 Broad Street
New York, NY 10004
(800) 433-1918 (Toll Free)
================================================================================
OP CORT 05/04 SAI SUP

                                                         Pursuant to Rule 497(e)
                                                        Registration No. 2-94935
================================================================================
SHORT TERM FUND

General Shares of
Cortland Trust, Inc. - Cortland General Money Market Fund

                                                 600 Fifth Avenue
                                                 New York, NY 10020
                                                (212) 830-5345
                                                (800) 433-1918 (Toll Free)
================================================================================

                          SUPPLEMENT DATED MAY 28, 2004
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 29, 2003

Effective July 30, 2004, the time at which the Cortland General Money Market Fund calculates its net asset value is changed from 12 noon, Eastern time to 4:00 p.m., Eastern time. Accordingly, the following changes to the Fund's prospectus will become effective on such date:

     On  page  13,   under  the  heading  "Net  Asset  Value
     Determination," the reference to "12 noon" is replaced with "4:00 p.m."





================================================================================
SHORT TERM CORT 05/04 SAI SUP